Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 3,639	$ 4,296
Amounts due to owners and affiliates	$ 2,600	$ 2,513